PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As of December 31,
	2022	2023
Cost:
Buildings	843	791
Leasehold improvements	10,952	11,053
Furniture, fixtures and equipment	2,520	2,448
Motor vehicles	3	2
	14,318	14,294
Less: Accumulated depreciation	7,727	8,456
	6,591	5,838
Construction in progress	193	259
Property and equipment, net	6,784	6,097